Taxation	12 Months Ended
Dec. 31, 2025
Taxation [Abstract]
TAXATION
23.	TAXATION

The subsidiaries of the Group incorporated in the Cayman Islands and British Virgin Islands (“BVI”) are not subject to tax on income or capital gain. In addition, payments of dividends by the Group to its shareholders are not subject to withholding tax in the Cayman Islands.

The subsidiaries of the Group incorporated in other countries are subject to income tax pursuant to the rules and regulations of their respective countries of incorporation.

The provisions for income taxes for the years ended December 31, 2025, 2024 and 2023 are summarized as follows:

	Years ended December 31,
In thousands of USD	2025	2024	2023
Current income tax expenses	12,599	3,672	11,825
Deferred income tax benefits	(7,366)	(6,115)	(6,140)
Total	5,233	(2,443)	5,685

The reconciliation between the income tax benefits / (expenses) calculated by applying the applicable tax rate of 17% to the profit / (loss) before income tax and the net income tax benefits / (expenses) as shown in the statements of operations and comprehensive income / (loss) for the years ended December 31, 2025, 2024 and 2023 is as follows.

	Years ended December 31,
	2025	2024	2023
Statutory income tax rate	17.00%	17.00%	17.00%
Effect of expenses not deductible for tax purpose	8.71%	(14.70)%	(24.21)%
Effect of income tax difference under different tax jurisdictions	2.37%	(0.77)%	0.53%
Effect of tax losses not recognized in deferred tax assets	4.30%	(1.07)%	0.49%
Effect of non-taxable income	(24.84)%	0.05%	-
Prior year true-ups	(1.08)%	(0.16)%	(5.06)%
Others	0.93%	0.06%	0.10%
Total	7.39%	0.41%	(11.15)%

Deferred tax assets / (liabilities) as of December 31, 2025 and 2024 comprise the following:

	At December 31,
In thousands of USD	2025	2024
Deferred tax assets
Net operating losses	2,750	1
Share-based payments	4,241	3,925
Deferred revenue	4,184	4,184
Long-lived assets (1)	8,491	2,520
Impairment charges	3,005	69
Total deferred tax assets	22,671	10,699
Set-off of deferred tax positions relate to income taxes levied by the same tax authority	(11,584)	(4,479)
Deferred tax assets	11,087	6,220
Deferred tax liabilities
Long-lived assets (1)	(25,699)	(21,093)
Set-off of deferred tax positions relate to income taxes levied by the same tax authority	11,584	4,479
Deferred tax liabilities	(14,115)	(16,614)

Net deferred tax liabilities	(3,028)	(10,394)

The movements in the net deferred tax assets / (liabilities) during the years ended December 31, 2025, 2024 and 2023 are as follows:

In thousands of USD	January 1, 2025	Recognized in profit or loss	December 31, 2025
Tax losses carried forward	1	2,749	2,750
Share-based payments	3,925	316	4,241
Deferred revenue	4,184	-	4,184
Long-lived assets (1)	(18,573)	1,365	(17,208)
Impairment charges	69	2,936	3,005
Net deferred tax assets / (liabilities)	(10,394)	7,366	(3,028)

In thousands of USD	January 1, 2024	Recognized in profit or loss	Acquired through the business combinations (Note 5)	December 31, 2024
Tax losses carried forward	136	(135)	-	1
Share-based payments	3,573	352	-	3,925
Deferred revenue	4,184	-	-	4,184
Long-lived assets(1)	(8,522)	5,829	(15,880)	(18,573)
Impairment charges	-	69	-	69
Net deferred tax assets / (liabilities)	(629)	6,115	(15,880)	(10,394)

In thousands of USD	January 1, 2023	Recognized in profit or loss	December 31, 2023
Tax losses carried forward	4,324	(4,188)	136
Share-based payments	2,672	901	3,573
Deferred revenue	-	4,184	4,184
Long-lived assets(1)	(13,765)	5,243	(8,522)
Net deferred tax assets / (liabilities)	(6,769)	6,140	(629)

(1)	Long-lived assets include mining rigs, property, plant and equipment, intangible assets and right-of-use assets, which give rise to temporary differences from differences between accounting and tax depreciation and amortization.

The Group has not recognized deductible temporary differences and a portion of the tax loss carry forward because the criteria for recognition (i.e., the probability of future taxable profits) were not met. The amount of such unused tax losses will expire as follows:

Tax Jurisdiction	Amount in thousands of USD	Earliest year of expiration if not utilized
United States	103,876	Indefinitely
Singapore	2,961	Indefinitely
Hong Kong	3,873	Indefinitely
United Arab Emirates	423	Indefinitely
Ethiopia	327	2030
Thailand	7	2028
Total	111,467